11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of Geographical Segment Reporting Information
	September 30, 2022	September 30, 2020
Non-current assets
USA	$1,070,155	$1,203,216
Peru	41,186	466,288
Canada	6,050,080	6,102,589
	$7,161,421	$7,772,093